Interim condensed consolidated statements of cash flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Operating activities
Loss for the period		€ (65,584)	€ (86,784)	[1]
Adjustments for:
Income tax expenses / (benefits)*	[2]	1,672	(208)
Depreciation and amortization		16,222	21,311
Provisions and impairment losses		(8,482)	(3,049)
Employee share-based compensation			174
Net gains on disposals		(2,959)	(3,541)
Finance costs		25,420	12,419
Fair value movement in warrants		(21)	(678)
Change in inventories		5,862	20,990
Change in trade receivables		(2,335)	3,643
Change in trade payables		(1,087)	(23,927)
Change in other operating assets and liabilities		(16,319)	(9,749)
Income tax paid		(206)	(102)
Net cash used in operating activities		(47,817)	(69,501)
Investing activities
Payment for the purchase of property, plant and equipment, intangible assets and other long-term assets		(1,860)	(2,911)
Proceeds from disposal of property, plant and equipment, intangible assets and other long-term assets		707	4,790
Proceeds from sale of subsidiaries, net of cash sold		3,245
Net cash generated from investing activities		2,092	1,879
Financing activities
Repurchase of ordinary shares			(669)
Proceeds from financing of intangible assets			22,610
Repayments of loan note			(8,547)
Proceeds from borrowings		107,340	187,801
Repayments of borrowings		(47,681)	(95,021)
Repayments of lease liabilities		(14,881)	(15,580)
Payment of borrowings interest		(810)	(5,568)
Payment of lease liabilities interest		(2,818)	(4,214)
Changes in ownership interest in a subsidiary without change of control		(26)	(479)
Net cash generated from financing activities		41,124	80,333
Net change in cash and cash equivalents		(4,601)	12,711
Cash and cash equivalents less bank overdrafts at the beginning of the period		30,710	18,043
Effect of foreign exchange differences on cash and cash equivalents		323	(1,031)
Cash and cash equivalents less bank overdrafts at the end of the period		€ 26,432	€ 29,723

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).
[2]	The difference in income tax expenses / (benefits) between the interim condensed consolidated statements of cash flows and the interim condensed consolidated statements of profit or loss is primarily attributable to the classification of the results of Caruso Brand as a discontinued operation (see Note 8).